Right of Use Assets - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [abstract]
Additions to right of use assets	₺ 1,209,008	₺ 1,156,973
Interest expense on lease liabilities	282,769	210,200
Recognized In Cost Of Revenue	₺ 925,979	₺ 813,210